ORGANIZATION AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND BASIS OF PRESENTATION

1. ORGANIZATION AND BASIS OF PRESENTATION

Hanwha SolarOne Co., Ltd. (the “Company”) was incorporated under the laws of the Cayman Islands on June 12, 2006 and its principal activity is investment holding. The principal activities of its subsidiaries are described in the table below. The Company together with its subsidiaries listed below are referred to as the “Group” hereinafter.

In May 2010, the Group established Hanwha Solar Electric Power Engineering Co., Ltd. (“Solar Engineering”). The registered capital of Solar Engineering is RMB50,000,000, contributed by the Group on May 25, 2010. The principal activity of Solar Engineering is to provide construction services to build solar power systems in the People’s Republic of China (“PRC” or “China”).

On April 15, 2011, the Group established two wholly-owned subsidiaries, Hanwha SolarOne (Nantong) Co., Ltd. (“SolarOne Nantong”) and Nantong Hanwha Import & Export Co., Ltd. (“Nantong Hanwha I&E”). The registered capital of SolarOne Nantong and Nantong Hanwha I&E is US$40,000,000 and RMB5,000,000, respectively, which has been received as of December 31, 2012. The principal activity of SolarOne Nantong is to develop, manufacture and sell photovoltaic (“PV”) products to both domestic and overseas customers. Nantong Hanwha I&E is mainly engaged in import and export business. SolarOne Nantong and Nantong Hanwha I&E have not yet commenced operations as of December 31, 2012.

On April 26, 2012, the Group established a wholly-owned subsidiary, Hanwha Solar Canada Inc. (“Solar Canada”). The registered capital of Solar Canada is Canadian Dollar (“CAD”) 450,000, which has been received as of December 31, 2012. The principal activity of Solar Canada is to sell PV products in Canada.

On May 1, 2012, the Group acquired 100% equity interests in Hanwha Solar Australia Pty Ltd. (“Solar Australia”) from Hanwha Corporation with a total cash consideration of Australian Dollar (“AUD”) 16,732, which was the total carrying value of the assets and liabilities in Solar Australia at the point of acquisition. Solar Australia was established in January 2012 by Hanwha Resources Australia Pty Ltd., a wholly-owned subsidiary of Hanwha Corporation. Before the acquisition, the registered and paid-in capital of Solar Australia was AUD50,000. Subsequent to the acquisition, the Company invested additional AUD450,000 in Solar Australia. As of December 31, 2012, the registered capital of Solar Australia was AUD500,000, which has been received as of December 31, 2012. The principal activity of Solar Australia is to sell PV products in Australia.

As of December 31, 2012, the Company’s subsidiaries included the following entities:

Name of subsidiary	Date of incorporation/ establishment/ acquisition	Place of incorporation/ establishment	Percentage of shareholding/ ownership	Principal activities

Hanwha SolarOne Investment Holding Ltd. (“SolarOne Investment”)	May 17, 2006	British Virgin Islands	100%	Investment holding

Hanwha SolarOne Hong Kong Limited (“SolarOne HK”)	May 16, 2007	Hong Kong	100%	Investment holding and international procurements/sales

Hanwha SolarOne U.S.A. Inc. (“SolarOne USA”) (previously known as Solarfun USA, Inc.)	September 18, 2007	United States of America	100%	Sales in USA

Hanwha SolarOne GmbH (“SolarOne GmbH”)	February 14, 2008	Germany	100%	Representation office

Solar Canada	April 26,2012	Canada	100%	International sales

Solar Australia	May 1, 2012	Australia	100%	International sales

SolarOne Nantong	April 15, 2011	PRC	100%	Development, manufacturing and sales of PV products to both domestic and overseas customers

Hanwha SolarOne (Qidong) Co., Ltd. (“SolarOne Qidong”)	August 27, 2004	PRC	100%	Development, manufacturing and sales of PV products to both domestic and overseas customers

Hanwha SolarOne (Shanghai) Co., Ltd. (“SolarOne Shanghai”) previously known as Shanghai Linyang Solar Technology Co., Ltd.)	March 29, 2006	PRC	100%	Sales of PV products to PRC customers

Hanwha Solar Engineering Research and Development Center Co., Ltd. (“Solar R&D”)	April 9, 2007	PRC	100%	Research and development

Hanwha SolarOne Technology Co., Ltd. (“SolarOne Technology”)	July 31, 2007	PRC	100%	Manufacturing of silicon ingots and wafers

Solar Engineering	May 25, 2010	PRC	100%	Provide construction services to build solar power systems and sales of PV products in the PRC

Nantong Hanwha I&E	April 15, 2011	PRC	100%	Import and export business